Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Revenues:
Restaurant sales	$ 347,518	$ 357,073	$ 384,020
Costs and expenses:
Cost of sales	103,860	105,399	105,376
Restaurant wages and related expenses (including stock-based compensation expense of $34, $50 and $215, respectively)	109,155	112,534	119,321
Restaurant rent expense (Note 6)	22,665	23,169	23,981
Other restaurant operating expenses	53,389	54,602	57,377
Advertising expense	14,424	14,966	16,213
General and administrative (including stock-based compensation expense of $2,745, $1,601 and $1,196, respectively)	20,982	19,210	20,561
Depreciation and amortization	16,058	15,354	14,714
Impairment and other lease charges (Note 4)	1,293	709	487
Other income (Note 9)	(720)	(444)	79
Total operating expenses	341,106	345,499	358,109
Income from operations	6,412	11,574	25,911
Interest expense	7,353	8,957	8,907
Loss on extinguishment of debt (Note 7)	1,244	0	0
Income before income taxes	(2,185)	2,617	17,004
Provision for income taxes (Note 10)	(1,661)	807	5,930
Net income (loss) from continuing operations	(524)	1,810	11,074
Income from discontinued operations, net of income taxes	11,742	10,106	10,761
Net income	11,218	11,916	21,835
Continuing operations	$ (0.02)	$ 0.08	$ 0.51
Discontinued operations	$ 0.54	$ 0.47	$ 0.50
Continuing operations	$ (0.02)	$ 0.08	$ 0.51
Discontinued operations	$ 0.54	$ 0.46	$ 0.49
Basic weighted average common shares outstanding (Note 16)	21,677,837,000	21,620,550,000	21,594,366,000
Diluted weighted average common shares outstanding (Note 16)	21,677,837	21,835,417	21,768,683
Change in valuation of interest rate swap, net of tax benefit of $43, $0 and $0 (Note 8)	(68)	0	0
Change in postretirement benefit obligations, net of tax benefit of $243, $98, and $192, respectively (Note 15)	(382)	(128)	(301)
Comprehensive income (loss)	$ 10,768	$ 11,788	$ 21,534